UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    January 28, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $290675



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H.Belo Cl A.                 common           080555105     1874    98300 SH       SOLE                                      98300
American Home Prod.            common           026609107      221     5630 SH       SOLE                                       5630
Anheuser Busch Co.             common           035229103     1404    19804 SH       SOLE                     1608             18196
Bandag, Inc. Cl A              common           059815308     3187   150000 SH       SOLE                   150000
Berkshire Hathaway A           common           084670108     3534       63 SH       SOLE                                         63
Berkshire Hathaway B           common           084670207      307      168 SH       SOLE                                        168
Bristol Myers Squibb           common           110122108      949    14790 SH       SOLE                                      14790
Ceridian Corp.                 common           15677T106     1069    49600 SH       SOLE                                      49600
Citigroup Inc.                 common           172967101     1963    35248 SH       SOLE                                      35248
Clorox                         common           189054109    13824   274428 SH       SOLE                    98672            175756
Coca-Cola Co.                  common           191216100      280     4800 SH       SOLE                                       4800
Dentsply Int'l Inc             common           249030107    27327  1156700 SH       SOLE                   671000            485700
Department 56, Inc.            common           249509100    36459  1611461 SH       SOLE                   959700            651761
Equifax Inc.                   common           294429105      782    33200 SH       SOLE                                      33200
Federal Home Loan              common           313400301    10462   222300 SH       SOLE                     6200            216100
Federal Nat'l Mtg.             common           313586109      247     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    27588   559450 SH       SOLE                   122000            437450
First Health Group             common           320960107    21336   793900 SH       SOLE                   248500            545400
Franklin Covey Co.             common           353469109    14360  1980745 SH       SOLE                  1094900            885845
Fruit of the Loom              common           359416104       46    32000 SH       SOLE                                      32000
Gannett Company                common           364730101     1778    21800 SH       SOLE                     1000             20800
Gartner Group Cl A.            common           366651107     1061    69600 SH       SOLE                                      69600
Gartner Group Cl B.            common           366651206     2900   209973 SH       SOLE                   166041             43932
General Electric Co.           common           369604103     1021     6600 SH       SOLE                     3200              3400
General Mills Inc.             common           370334104      207     5800 SH       SOLE                                       5800
Grey Advertising Inc           common           397838103     1866     4666 SH       SOLE                      534              4132
H&R Block                      common           093671105    10994   251300 SH       SOLE                   129700            121600
Hillenbrand Ind.               common           431573104     1101    34750 SH       SOLE                                      34750
IMS Health                     common           449934108      224     8250 SH       SOLE                     8000               250
Interpublic Group Co           common           460690100     3732    64700 SH       SOLE                     3600             61100
Intimate Brands                common           461156101     9829   227922 SH       SOLE                    98575            129347
Jenny Craig, Inc.              common           224206102     2557   682000 SH       SOLE                   682000
Johnson & Johnson              common           478160104     5587    59910 SH       SOLE                    14000             45910
Jostens Inc.                   common           481088102     7389   303900 SH       SOLE                   232500             71400
K Swiss Cl A.                  common           482686102     2525   135900 SH       SOLE                   135900
Liz Claiborne                  common           539320101      790    21000 SH       SOLE                     9700             11300
Luxottica Group ADS            common           55068R202     3098   176400 SH       SOLE                   100000             76400
Merck & Co. Inc.               common           589331107      537     8000 SH       SOLE                                       8000
NOVA Corporation               common           669784100     2124    67300 SH       SOLE                                      67300
Nabisco Hldngs. Corp           common           629526104     1049    33300 SH       SOLE                                      33300
Pfizer Inc.                    common           717081103      506    15600 SH       SOLE                                      15600
Philip Morris Co.              common           718154107    23767  1033368 SH       SOLE                   658800            374568
Procter & Gamble Co.           common           742718109     4664    42572 SH       SOLE                     1336             41236
Ralston Purina Group           common           751277302     2914   104550 SH       SOLE                    12000             92550
Reebok Int.                    common           758110100      401    48969 SH       SOLE                                      48969
Reuters Holdings Inc.          common           76132M102     1963    24294 SH       SOLE                                      24294
Reynolds & Reynolds            common           761695105     1687    75000 SH       SOLE                                      75000
SBC Communications Inc.        common           78387G103      308     6316 SH       SOLE                                       6316
ServiceMaster LP               common           81760N109     3084   250499 SH       SOLE                   114587            135912
Sterling Commerce              common           859205106     1459    42900 SH       SOLE                                      42900
Torchmark Corp.                common           891027104     1171    40300 SH       SOLE                     9400             30900
Tupperware Corp.               common           899896104     3911   230900 SH       SOLE                   230000               900
Unilever NV N.Y.               common           904784501      292     5357 SH       SOLE                     5357
United Asset Mgmt.             common           909420101     7041   379329 SH       SOLE                   300900             78429
Valassis Comm'ns               common           918866104     4848   114750 SH       SOLE                    70000             44750
Waddell & Reed Cl B.           common           930059209      280    11131 SH       SOLE                     2302              8829
Washington Post B              common           939640108      230      414 SH       SOLE                       11               403
Wesco Financial Co.            common           950817106     3325    13570 SH       SOLE                                      13570
Whitman Corp.                  common           96647K102     1229    91496 SH       SOLE                     1200             90296